Aug. 21, 2017
J.P. MORGAN U.S. EQUITY FUNDS

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
JPMorgan Growth Advantage Fund
Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Growth Advantage Fund
Prospectus and Summary Prospectus dated May 26, 2017

JPMorgan Growth Advantage Fund
Prospectus and Summary Prospectus dated July 31, 2017

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Growth Advantage Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R3	1.14%
Class R4	0.89%
Class R5	0.74%
Class R6	0.64%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE